STOCK BASED COMPENSATION	12 Months Ended
Dec. 31, 2011
STOCK BASED COMPENSATION
17.	STOCK BASED COMPENSATION

On April 1, 2008, the Group adopted the 2008 share incentive plan (“2008 Plan”) which allows the Group to offer a variety of incentive awards to directors, employees and consultants. The Group has reserved 7,500,000 ordinary shares for issuance under the 2008 Plan.

On December 30, 2011, the Group adopted the 2011 share incentive plan (“2011 Plan”) which allows the Group to offer a variety of incentive awards to directors, employees and consultants. As of December 31, 2011, no options or shares were granted under the 2011 Plan.

Stock Option

In January and November 2009, the Company granted an aggregate of 1,828,000 share options to directors, employees and consultants with an exercise prices ranging from US$3.15 to US$3.40. On April 9, 2010, the Company granted 730,000 share options to directors, employees and consultants with an exercise price of US$3.40. No options were granted during 2011.

The vesting periods of the options under the option plan are determined based on individual stock option agreements. Generally options have a graded vesting term and will vest 25% after the first year of service and rateably each month over the remaining 36-month period.

During the fiscal years ended 2009 and 2010, the Company granted 825,500 and 215,000 shares that vest over four years and are exercisable based on certain performance conditions. These shares are intended to provide an incentive for achieving specific performance objectives over a defined period. The number of options that shall vest and become exercisable range from zero to 100% depending on performance against objective, pre-established financial metrics at the end of the performance period. The Company believes it is probable that such goals will be achieved for shares which vest upon meeting certain financial performance conditions and these goals are evaluated quarterly. If such goals are not met or it is probable the goals will not be met, no compensation cost is recognized and any recognized compensation cost is reversed.

Management has used Black-Scholes option pricing model to estimate the fair value of options granted with the following assumptions:

	2009	2010
Risk-free interest rate	2.24% ~ 3.6%	2.08%~2.56%
Expected dividend yield	0%	0%
Expected volatility	0.540-0.607	0.546~0.580
Expected term (in years)	2.75-3.74 years	3.02~3.58
Fair value of ordinary share	US$2.02~US$4.00	US$5.00
Fair value of share option	US$0.66~US$1.91	US$2.62~2.70

The volatility assumption was estimated based on the volatilities of comparable public companies. Assumptions about the expected term were based on the vesting and contractual terms, employee demographics and the expected term of the similar companies. The risk-free rate for periods within the expected term of the option is based on the yield to maturity of the PRC government international bonds as of the grant date with maturity closest to the expected term of the options.

The following table summarizes the Company’s share option activity as of and for the years ended December 31, 2009, 2010 and 2011:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
		US$	(Years)	US$
Outstanding, December 31, 2008	6,391,162	1.12	4.29	7,279

Granted
—January 15, 2009	750,000	3.15
—November 1, 2009	1,078,000	3.40
Exercised	—	—
Forfeited	1,373,829	1.44

Outstanding, December 31, 2009	6,845,333	1.64	3.59	16,166

Granted
—April 9, 2010	730,000	3.40
Exercised	135,102	2.76
Forfeited	846,839	2.99

Outstanding, December 31, 2010	6,593,392	1.63	2.70	21,748

Exercised	138,724	1.41
Forfeited	346,685	3.14

Outstanding, December 31, 2011	6,107,983	1.56	1.64	17,006

Vested and expected to vest at
December 31, 2011	6,034,733	1.53	1.63	16,930

Exercisable at December 31, 2011	5,303,820	1.44	1.56	15,372

Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

The following table summarizes information about stock options outstanding for the year ended December 31, 2011:

	Options Outstanding			Options Exercisable
Exercise prices	Number of shares	Weighted average exercise price per share	Weighted average remaining contractual life (years)	Number of shares	Weighted average exercise price per share	Weighted average remaining contractual life (years)
1.00	4,668,828	1.00	1.27	4,314,633	1.00	1.27
3.15	207,500	3.15	1.64	124,000	3.15	1.55
3.40	1,231,655	3.40	3.02	865,187	3.40	3.03

	6,107,983	1.56	1.64	5,303,820	1.44	1.56

As of December 31, 2011, there was US$1,933 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the plans. The unrecognized compensation cost is expected to be recognized over a weighted-average period of 0.64 years.

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying options and the quoted price of our common stock for in-the-money options. For the year ended December 31, 2011 and 2010, the aggregate intrinsic value of options exercised under the Company’s stock option plans were $407 and $293, respectively, determined as of the date of option exercise.

Nonvested Shares

In November 2010 and July 2011, the Company granted 460,000 and 372,000 nonvested shares to employees and consultants, respectively. The vesting periods of the nonvested shares under the plan were determined based on individual share agreements. Generally shares will vest over two or four years. Included in the 460,000 share granted, 60,000 shares are based on certain performance conditions, which are consistent with the terms for stock options. As of December 31, 2011, there was US$3,200 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the plan. The unrecognized compensation cost is expected to be recognized over a weighted-average period of 3.3 years.

The following table summarizes the nonvested shares activity for the year ended December 31, 2009, 2010 and 2011:

	Number of Shares	Weighted average grant date fair value
Nonvested stock at December 31, 2009	—	—
Granted
—November 16, 2010	460	4.56
Vested	—	—
Forfeited	—

Nonvested stock at December 31, 2010	460	4.56
Granted
—July 25, 2011	372	5.19
Vested	(12)	4.56
Forfeited	(3)	4.56

Nonvested stock at December 31, 2011	817	4.85

For the year ended December 31, 2011, 268,000 options were available for future grant under all plans. For the year ended December 31, 2011, all outstanding stock options have been issued under plans approved by our shareholders.

The following table shows total stock-based compensation expense included in the Consolidated Statements of Operations for the year ended December 31, 2009, 2010 and 2011:

	2009	2010	2011
Cost of revenue	17	7	4
Selling and marketing expense	1,481	1,468	1,979
General and administrative expense	786	1,024	1,086

Total	2,284	2,499	3,069